Segments - Total Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 221,023.2	$ 216,394.2
Parent | Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Assets	92,336.7	86,504.3
Parent | Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Assets	26,528.3	27,718.6
Parent | Investment Management
Segment Reporting Information [Line Items]
Assets	463.3	498.5
Parent | Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Assets	25,592.2	25,319.0
Parent | Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Assets	2,518.5	2,657.0
Parent | Total Ongoing Businesses
Segment Reporting Information [Line Items]
Assets	147,439.0	142,697.4
Parent | Corporate
Segment Reporting Information [Line Items]
Assets	4,802.8	5,593.4
Parent | Closed Blocks
Segment Reporting Information [Line Items]
Assets	60,460.1	61,788.9
Parent | Closed Blocks | Closed Block Variable Annuity
Segment Reporting Information [Line Items]
Assets	49,483.5	49,157.6
Parent | Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Assets	3,390.1	4,392.2
Parent | Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Assets	7,586.5	8,239.1
Parent | Total Segment
Segment Reporting Information [Line Items]
Assets	212,701.9	210,079.7
Noncontrolling Interest
Segment Reporting Information [Line Items]
Assets	$ 8,321.3	$ 6,314.5